Significant accounting policies - Schedule of Other Intangible Assets are Amortized (Details)	12 Months Ended
Dec. 31, 2025
Computer software
Schedule of Other Intangible Assets are Amortized [Line Items]
Estimated useful lives of other intangible assets	3 years
Patents
Schedule of Other Intangible Assets are Amortized [Line Items]
Estimated useful lives of other intangible assets	12 years